Summary of Significant Accounting Policies (Details) - Schedule of allowance for credit losses - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	$ 268	$ 1,351	$ 954
Provision for (reversal of) credit losses, net	(229)	(148)	397
Written off		(935)
Allowance for credit losses	$ 39	$ 268	$ 1,351